Average Annual Total Returns - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO - Fidelity Sustainable Emerging Markets Equity Fund
	Dec. 30, 2024
Fidelity Sustainable Emerging Markets Equity Fund | Return Before Taxes
Average Annual Return:
Past 1 year	11.34%
Since Inception	(8.84%)	[1]
Fidelity Sustainable Emerging Markets Equity Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	11.06%
Since Inception	(8.97%)	[1]
Fidelity Sustainable Emerging Markets Equity Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.21%
Since Inception	(6.53%)	[1]
IXWRU
Average Annual Return:
Past 1 year	6.16%
Since Inception	(10.99%)
MC041
Average Annual Return:
Past 1 year	9.86%
Since Inception	(7.44%)

[1]	A From February 10, 2022 .